Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions

Note 15—Provisions

Development in provisions is specified below:

2024
(EUR’000)
Provisions
January 1	32,719
Additions related to prior years	4,684
Net additions for the year	57,284
Foreign exchange translation	4,462
December 31	99,149